Intangible assets - Disclosure of Goodwill by Cash Generating Unit (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 513,674	€ 512,183
TFS
Disclosure of detailed information about intangible assets [line items]
Goodwill	361,687	361,750
Payments
Disclosure of detailed information about intangible assets [line items]
Goodwill	49,141	49,525
ZigZag
Disclosure of detailed information about intangible assets [line items]
Goodwill	65,472	63,825
Yocuda
Disclosure of detailed information about intangible assets [line items]
Goodwill	8,135	7,844
ShipUp
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 29,239	€ 29,239